Provisions and contingencies (Details)			12 Months Ended
	Jan. 15, 2021 USD ($) metricTonsOfFuel	Jul. 14, 2015	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of other provisions [line items]
Beginning balance			$ 1,769,000	$ 5,265,000
Assumed in a business combination				(3,049,000)
Adoption IFRS 16			0	3,000,000.0
Provisions used during the year			(388,000)	(447,000)
Ending balance			1,381,000	1,769,000
Non-current			1,154,000	1,381,000
Current			227,000	388,000
Extension of acquired lease term		5 years
Misdelivery of fuel | metricTonsOfFuel	101,809
Amount paid for cargo finance	$ 26,367,200
Onerous contract
Disclosure of other provisions [line items]
Beginning balance			1,769,000	5,265,000
Assumed in a business combination				(3,049,000)
Adoption IFRS 16			0
Provisions used during the year			(388,000)	(447,000)
Ending balance			1,381,000	1,769,000
Non-current			1,154,000	1,381,000
Current			$ 227,000	$ 388,000